Financial instruments (Tables)	12 Months Ended
Jun. 30, 2024
Disclosure of detailed information about financial instruments [abstract]
Financial Asset or Liability by Currency	At the end of the reporting period, the Group’s exposure to foreign currency risk was as follows (denominated in US Dollars):

	Financial assets		Financial liabilities
	30 June 2024	30 June 2023	30 June 2024	30 June 2023
	US$’000	US$’000	US$’000	US$’000

US dollars	442,127	96,888	56,720	32,619
Canadian dollars	112,639	124,549	1,265	37,390

	554,766	221,437	57,985	70,009

Sensitivity Analysis for Types of Market Risk and Interest Rate Risk
The following table illustrates sensitivities to the Group’s exposure to changes in exchange rates. The table indicates the impact on how profit and equity values reported at the end of the reporting period would have been affected by changes in the relevant risk variables that management considers to be reasonably possible. These sensitivities assume that the movement in a particular variable is independent of other variables, each scenario assumes no change to other variables.

	Strengthened			Weakened
30 June 2024	Change %	Effect on profit before tax US$’000	Effect on equity US$’000	Change %	Effect on profit before tax US$’000	Effect on equity US$’000

US dollar	10%	45,350	45,350	10%	(55,427)	(55,427)
Canadian dollar	10%	18,115	18,115	10%	(18,251)	(18,251)
Australian dollar	10%	(62,606)	(62,606)	10%	76,179	76,179
A reasonably possible change of 100 basis points ("bp") in interest rates at the reporting date would have increased (decreased) profit or loss by the amounts shown below:

30 June 2024	100 bp increase US$’000	100 bp decrease US$’000

Term deposit	425	(425)
Remunerated bank account	897	(897)
Cash flow sensitivity (net)	1,322	(1,322)

Remaining Contractual Maturity for Financial Instrument Liabilities
The following table details the Group’s remaining contractual maturity for its financial instruments and other liabilities. The table presents the undiscounted cash flows of financial liabilities based on the earliest date on which the financial liabilities are required to be paid. The table includes both interest and principal cash flows disclosed as remaining contractual maturities and therefore these totals may differ from their carrying amount in the consolidated statement of financial position.

	Weighted average contractual interest rate	1 year or less	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Remaining contractual maturities
30 June 2024%		US$’000	US$’000	US$’000	US$’000	US$’000

Trade and other payables	-	24,780	-	-	-	24,780
Lease liabilities	-	371	261	516	2,869	4,017
Total non-derivatives		25,151	261	516	2,869	28,797

	Weighted average contractual interest rate	1 year or less	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Remaining contractual maturities
30 June 2023%		US$’000	US$’000	US$’000	US$’000	US$’000

Trade and other payables	-	13,541	-	-	-	13,541
Lease liabilities	-	335	326	446	2,270	3,377
Total non-derivatives		13,876	326	446	2,270	16,918

Disclosure of Financial Assets at Fair Value Through Profit or Loss
Financial assets at fair value through profit or loss

	Consolidated
	30 June 2024	30 June 2023
	US$’000	US$’000
Current assets
Electricity financial asset	6,530	-

Reconciliation
Reconciliation of the fair values at the beginning and end of the current and previous financial period are set out below:

Opening fair value	-	-
Additions	28,332	-
Financial asset realized	(18,354)	-
Unrealized loss	(3,448)	-

Closing fair value	6,530	-